CONSTRUCTION-IN-PROGRESS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	[1]	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
At 1 January	¥ 23,016,415,000			¥ 23,566,081,000
Transfer in from fixed assets for improvement/modifications (Note 6)	1,903,874,000			685,129,000
Other additions	71,040,000			152,179,000
Transfer to fixed assets (Note 6)	(1,741,933,000)			(780,501,000)
Transfer out to fixed assets after improvement/modifications (Note 6)	(2,306,462,000)			(1,101,800,000)
At 31 December	24,010,161,000	$ 3,767,718		23,016,415,000	¥ 23,566,081,000
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
At 1 January	2,778,676,000			2,378,974,000
Transfer in from fixed assets for improvement/modifications (Note 6)	1,903,874,000			685,128,000
Other additions	954,780,000			1,596,875,000
Transfer to fixed assets (Note 6)	(1,741,933,000)			(780,501,000)
Transfer out to fixed assets after improvement/modifications (Note 6)	(2,306,462,000)			(1,101,800,000)
At 31 December	1,588,935,000			2,778,676,000	2,378,974,000
Interest expense capitalized, construction-in-progress	0			0	¥ 0
Construction-in-progress, provision for write-down	¥ 15,456,000			¥ 15,456,000

[1]	Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.3726, the certified exchange rates for December 30, 2021 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 30, 2021 or on any other date.